Inventories, net (Tables)	12 Months Ended
Dec. 31, 2019
Inventories, net
Schedule of inventories, net

	2019	2018
Crude oil	1,965,022	1,958,572
Fuels and petrochemicals	1,876,247	1,524,548
Materials for the production of goods	1,816,830	1,617,287
	5,658,099	5,100,407

Schedule of changes of the allowances for losses

	2019	2018	2017
Opening balance	(86,938)	(194,507)	(265,435)
(Reversals) additions, net	(44,191)	115,778	(9,134)
Foreign currency translation	371	(9,717)	4,266
Uses	(768)	1,508	75,796
Closing balance	(131,526)	(86,938)	(194,507)